Guarantor and Non-Guarantor Subsidiaries - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		3 Months Ended
	Dec. 31, 2012	May 27, 2010	Mar. 31, 2013 Eight point Five Senior Unsecured Notes [Member]	May 27, 2010 Eight point Five Senior Unsecured Notes [Member]	May 11, 2010 Eight point Five Senior Unsecured Notes [Member]
Proforma Debt Instrument [Line Items]
Senior Notes, principal amount		$ 450,000		$ 450,000
Senior notes stated percentage			8.50%	8.50%	8.50%
Senior notes maturity	2018		2018